Accounts Receivable	12 Months Ended
Jun. 30, 2020
Receivables [Abstract]
Accounts receivable

Note 6 – Accounts receivable

	June 30, 2020	June 30, 2019
Accounts receivable	$454,411	$1,853,041
Less: Allowance for doubtful accounts	-	-
Total accounts receivables	$454,411	$1,853,041

The accounts receivable as of June 30, 2020 have been fully collected in August 2020.